Lease liability	9 Months Ended
Jun. 30, 2026
Lease liability
Lease liability

11. Lease liability

As of June 30, 2026, lease liability consists of:

	June 30, 2026	September 30, 2025
Current	$777	358
Non-current	2,015	1,457
	$2,792	1,815

Information about leases for which the Company is a lessee is as follows:

	June 30, 2026	June 30, 2025
Interest on lease liabilities	$199	214
Incremental borrowing rate at time of transition	14%	14%
Cash outflow for the lease	$615	545

The Company’s future undiscounted minimum lease payments for the period ended June 30, 2026, for the continued operations are as under:

Year	Amount ($)
Year 1	1,217
Year 2	1,248
Year 3	1,133
Year 4	373

The Company entered into a lease agreement for 61,327 sq. ft for its premises as its headquarters in Mississauga, Ontario at 6688 Kitimat Road. The lease is for 10 years starting January 1, 2020, with expiry December 31, 2029. In addition, the Company is required to pay certain occupancy costs.

In January 2026, the Company entered into a lease agreement for its lab facility for three years. The terms of the renewed lease entail a fixed monthly rent as follows:

•	CAD $33,008 for the first year,
•	CAD $33,801 for the second year, and
•	CAD $34,612 for the third year.

In May 2026, the Company entered into a three-year lease agreement for leasing 14,000 square feet of space to increase its warehouse facility in Mississauga. The payment schedule is as follows:

•	CAD $27,000 for the first year,
•	CAD $28,000 for the second year, and
•	CAD $29,000 for the third year.